Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended																12 Months Ended
	Sep. 20, 2012	Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Statement [Abstract]
Net sales		$ 2,560	[1]	$ 2,578	[2]	$ 2,530	[3]	$ 2,567	[4]	$ 2,499	[5]	$ 2,506	[6]	$ 2,438	[7]	$ 2,408	[8]	$ 10,235	$ 9,851	$ 9,607
Cost of goods sold																		4,150	3,944	3,886
Gross profit		1,487	[1]	1,533	[2]	1,528	[3]	1,537	[4]	1,446	[5]	1,511	[6]	1,468	[7]	1,482	[8]	6,085	5,907	5,721
Selling, general and administrative expenses																		3,340	3,261	3,153
Research and development expenses																		508	479	412
Restructuring charges, net		34		9		54		8		36		21		15		10		105	82	114
Operating income																		2,132	2,085	2,042
Interest expense																		(208)	(206)	(203)
Interest income																		16	15	19
Other income, net																		89	25	22
Income from continuing operations before income taxes																		2,029	1,919	1,880
Income tax expense																		429	282	299
Income from continuing operations		364	[1]	400	[2]	380	[3]	456	[4]	400	[5]	395	[6]	414	[7]	428	[8]	1,600	1,637	1,581
Income from discontinued operations, net of income taxes		8	[1]	(4)	[2]	59	[3]	37	[4]	61	[5]	58	[6]	83	[7]	66	[8]	100	268	287
Net income		$ 372	[1]	$ 396	[2]	$ 439	[3]	$ 493	[4]	$ 461	[5]	$ 453	[6]	$ 497	[7]	$ 494	[8]	$ 1,700	$ 1,905	$ 1,868
Basic earnings per share:
Income from continuing operations		$ 0.80	[1]	$ 0.86	[2]	$ 0.80	[3]	$ 0.97	[4]	$ 0.84	[5]	$ 0.82	[6]	$ 0.86	[7]	$ 0.89	[8]	$ 3.43	$ 3.40	$ 3.21
Income from discontinued operations		$ 0.02	[1]	$ (0.01)	[2]	$ 0.13	[3]	$ 0.07	[4]	$ 0.12	[5]	$ 0.12	[6]	$ 0.17	[7]	$ 0.13	[8]	$ 0.22	$ 0.56	$ 0.58
Net income		$ 0.81	[1]	$ 0.85	[2]	$ 0.93	[3]	$ 1.04	[4]	$ 0.96	[5]	$ 0.94	[6]	$ 1.03	[7]	$ 1.02	[8]	$ 3.64	$ 3.96	$ 3.79
Diluted earnings per share:
Income from continuing operations		$ 0.79	[1]	$ 0.85	[2]	$ 0.80	[3]	$ 0.96	[4]	$ 0.83	[5]	$ 0.81	[6]	$ 0.85	[7]	$ 0.89	[8]	$ 3.40	$ 3.37	$ 3.18
Income from discontinued operations		$ 0.02	[1]	$ (0.01)	[2]	$ 0.12	[3]	$ 0.07	[4]	$ 0.12	[5]	$ 0.12	[6]	$ 0.17	[7]	$ 0.13	[8]	$ 0.21	$ 0.55	$ 0.58
Net income		$ 0.80	[1]	$ 0.84	[2]	$ 0.92	[3]	$ 1.03	[4]	$ 0.95	[5]	$ 0.93	[6]	$ 1.02	[7]	$ 1.02	[8]	$ 3.61	$ 3.92	$ 3.76
Weighted-average number of shares outstanding:
Basic (in shares)																		467	481	493
Diluted (in shares)																		471	486	497
Cash dividends declared per ordinary share (in usd per share)	$ 0.32																	$ 1.10	$ 0.94	$ 0.83

[1]	Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $34 million of restructuring charges, $21 million of charges resulting from entering into license and distribution agreements, a $20 million loss on the retirement of debt incurred in connection with the early termination of a capital lease, a $12 million net gain on investments and $1 million of acquisition-related costs resulting from an adjustment to contingent consideration associated with acquisitions.
[2]	Net sales exclude $556 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $9 million of restructuring charges, $2 million of acquisition-related costs resulting from an adjustment to contingent consideration and a $10 million gain associated with the Company’s acquisition of CVI.
[3]	Net sales exclude $573 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $54 million of restructuring charges, $6 million of income resulting from an adjustment to contingent consideration and an $8 million gain associated with the Company’s acquisition of CVI.
[4]	Net sales exclude $489 million of net sales related to discontinued operations. Income from continuing operations includes $8 million of restructuring charges.
[5]	Net sales exclude $502 million of net sales related to discontinued operations. Gross profit includes $15 million of inventory impairment charges resulting from a product discontinuance and a $12 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $36 million of restructuring charges, a $3 million capital equipment impairment resulting from a product discontinuance, $2 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $2 million of transaction costs related to acquisitions.
[6]	Net sales exclude $501 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense and a $3 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $21 million of restructuring charges, $16 million of transaction costs related to acquisitions, a $9 million loss on the early retirement of debt and a $6 million gain associated with the Company’s acquisition of superDimension.
[7]	Net sales exclude $508 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense and a $2 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of a business. In addition, income from continuing operations includes $15 million of restructuring charges and $14 million of transaction costs related to acquisitions and licensing agreements.
[8]	Net sales exclude $490 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $47 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $10 million of restructuring charges.